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                       The Payden & Rygel Investment Group
                             333 South Grand Avenue
                          Los Angeles, California 90071
                            Telephone (213) 625-1900

                                  March 7, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:    The Payden & Rygel Investment Group
                      Rule 497(j) Certification

                      File Nos. 811-6625, 33-46973
                      CIK No. 0000885709

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I, on behalf of The Payden & Rygel Investment Group (the "Group"), hereby certify as follows:

        1. This certification is made in lieu of making a filing under Rule 497(b) or (c) of the 1933 Act;

        2. The form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this Rule 497 do not differ from that contained in the most recent Post-Effective Amendment, No. 52, to the Group's Registration Statement, No. 33-46973, effective February 27, 2006; and

        3. The text of the most recent Post-Effective Amendment, No. 52, to the Group's Registration Statement, No. 33-46973 was filed electronically.

        If you have any questions concerning the foregoing, please telephone me at the number set forth above.

                                        Very truly yours,

                                        The Payden & Rygel Investment Group

                                        /s/Edward S. Garlock

                                        Edward S. Garlock
                                        Secretary